TAXES ON INCOME (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017 ILS (₪)	Jan. 31, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Taxes On Income [Line Items]
Revenues				$ 81,992	$ 90,369	$ 99,967
Israeli Income tax rate				24.00%	25.00%	26.50%
Change in corporate tax rate			24.00%
Tax-exempt period				2 years
Dividend, withholding tax rate				15.00%
Patent use right, period				8 years
Expense deductible period				3 years
Net operating loss carry forwards				$ 52,966
Net operating loss offset limitation, percentage of accumulated losses				14.00%
Net operating loss offset limitation, percentage of taxable income				50.00%
Capital loss carry forwards				$ 27,300
Provision				245
Deferred tax assets valuation allowance				$ 23,601	$ 14,655
Scenario, Forecast [Member]
Taxes On Income [Line Items]
Change in corporate tax rate	23.00%
Commencement Of Production [Member]
Taxes On Income [Line Items]
Tax benefit period				12 years
Approval Date [Member]
Taxes On Income [Line Items]
Tax benefit period				14 years
Development Zone A [Member]
Taxes On Income [Line Items]
Israeli Income tax rate				9.00%	9.00%
Change in corporate tax rate				7.50%
Outside Development Zone [Member]
Taxes On Income [Line Items]
Israeli Income tax rate				16.00%	16.00%
Israel [Member]
Taxes On Income [Line Items]
Write-off prepaid and withholding taxes				$ 2,668
Preferred Enterprise [Member]
Taxes On Income [Line Items]
Revenues | ₪		₪ 10,000,000
Israeli Income tax rate		12.00%
Special Technological Preferred Enterprise [Member]
Taxes On Income [Line Items]
Revenues | ₪		₪ 10,000,000
Israeli Income tax rate		6.00%
Israeli resident corporation [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate				20.00%	20.00%	20.00%
Israeli resident individual [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate				20.00%	20.00%	20.00%
non-Israeli resident [Member]
Taxes On Income [Line Items]
Dividend, withholding tax rate				20.00%	20.00%	20.00%
Minimum [Member]
Taxes On Income [Line Items]
Change in corporate tax rate				25.00%
Tax-exempt period				5 years
Minimum [Member] | United States of America [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards				$ 5,285
Expiration of operating loss carry forward				Dec. 31, 2026
Maximum [Member]
Taxes On Income [Line Items]
Change in corporate tax rate				26.50%
Tax-exempt period				8 years
Maximum [Member] | United States of America [Member]
Taxes On Income [Line Items]
Net operating loss carry forwards				$ 5,910
Expiration of operating loss carry forward				Dec. 31, 2032